Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision using statutory federal income tax rate	$ 3,513	$ 3,300	$ 2,947
Effect of bond and loan tax-exempt income	(251)	(241)	(216)
Interest expense associated with carrying certain tax exempt bonds and loans	6	5	4
Bank owned life insurance income	(121)	(94)	(92)
Other	83	(1)	4
Total income tax provision	$ 3,230	$ 2,969	$ 2,647